Industry Segments (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) segment	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	8		8
Segment Reporting Information [Line Items]
Revenues, net	$ 24,361,713	$ 25,592,154	$ 104,563,002	$ 51,640,813
Gross profit	5,216,456	5,637,457	21,714,402	7,697,998
Income (loss) from operations	(5,140,473)	(3,756,155)	(10,755,784)	(22,122,359)
Depreciation and amortization	1,527,783	1,469,664
Interest Expenses	998,870	608,961	3,124,132	3,289,233
Net income (loss)	(5,769,143)	(3,999,560)	(12,875,313)	(19,483,138)
Total Assets	141,944,725		145,632,214	134,623,850
Goodwill	22,680,084		22,680,084	22,680,084
Accounts receivable, net			17,139,944	11,875,176
Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			(10,755,784)	(22,122,359)
Depreciation and amortization			6,174,538	4,154,359
All Other
Segment Reporting Information [Line Items]
Revenues, net	1,271,147	885,983
Gross profit	373,568	353,474
Income (loss) from operations	(3,354,961)	(2,425,619)
Depreciation and amortization	278,713	277,441
Interest Expenses	487,004	295,729
Net income (loss)	(3,474,698)	(2,340,993)
Total Assets	16,070,325		15,118,622
Goodwill	1,913,310		1,913,310
A4 Construction Services - MSM
Segment Reporting Information [Line Items]
Revenues, net			18,290,019	16,191,284
Gross profit			1,374,517	(385,266)
Goodwill			113,592	113,592
Accounts receivable, net			5,188,521	3,906,271
A4 Construction Services - MSM | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			(883,922)	(4,247,240)
Depreciation and amortization			684,563	846,808
Interest Expenses			421,287	706,607
Net income (loss)			(1,246,295)	(1,481,382)
Total Assets			11,309,049	10,935,355
A4 Construction Services - Excel
Segment Reporting Information [Line Items]
Revenues, net			1,761,572	1,803,739
Gross profit			3,681	(92,765)
Goodwill			0	0
Accounts receivable, net			288,243	286,972
A4 Construction Services - Excel | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			(973,934)	(1,969,535)
Depreciation and amortization			267,966	291,556
Interest Expenses			245,855	291,263
Net income (loss)			(1,219,789)	(1,899,512)
Total Assets			3,359,818	3,050,206
A4 Manufacturing - QCA
Segment Reporting Information [Line Items]
Revenues, net			16,763,989	14,258,084
Gross profit			3,258,082	2,763,213
Goodwill			1,963,761	1,963,761
Accounts receivable, net			3,867,141	2,339,597
A4 Manufacturing - QCA | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			702,875	1,426,141
Depreciation and amortization			417,172	377,868
Interest Expenses			262,551	230,044
Net income (loss)			367,760	1,774,139
Total Assets			20,988,492	11,869,711
A4 Manufacturing - Alt Labs
Segment Reporting Information [Line Items]
Revenues, net			12,889,992	11,674,220
Gross profit			2,343,368	3,749,878
Goodwill			4,410,564	4,410,564
Accounts receivable, net			1,833,502	406,333
A4 Manufacturing - Alt Labs | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			2,284,308	(3,027,203)
Depreciation and amortization			983,931	611,079
Interest Expenses			351,503	72,060
Net income (loss)			2,054,958	(2,643,752)
Total Assets			26,636,905	23,173,298
A4 Defense - TDI
Segment Reporting Information [Line Items]
Revenues, net	$ 2,970,087	$ 2,687,981	10,046,658	4,467,376
Gross profit			3,082,844	1,073,636
Goodwill			6,426,786	6,426,786
Accounts receivable, net			1,905,314	1,371,184
A4 Defense - TDI | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			1,072,306	(282,882)
Depreciation and amortization			288,950	191,740
Interest Expenses			11,975	825
Net income (loss)			1,060,331	(270,289)
Total Assets			13,497,381	11,982,580
A4 Technologies - RCA
Segment Reporting Information [Line Items]
Revenues, net			40,092,612	1,454,451
Gross profit			10,687,202	379,740
Goodwill			1,355,728	1,355,728
Accounts receivable, net			3,232,559	2,961,201
A4 Technologies - RCA | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			2,525,619	(100,328)
Depreciation and amortization			979,206	49,299
Interest Expenses			159,878	15,347
Net income (loss)			2,365,741	(115,675)
Total Assets			27,191,977	28,174,091
A4 Technologies - ElecJet
Segment Reporting Information [Line Items]
Revenues, net			1,098,534	89,018
Gross profit			(236,636)	76,818
Goodwill			6,496,343	6,496,343
Accounts receivable, net			12,888	37,744
A4 Technologies - ElecJet | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			(1,107,254)	(62,163)
Depreciation and amortization			414,333	33,833
Interest Expenses			0	0
Net income (loss)			(1,110,727)	(62,163)
Total Assets			12,897,440	12,904,267
A4 Aerospace - Vayu
Segment Reporting Information [Line Items]
Revenues, net			81,100	0
Gross profit			13,087	0
Goodwill			0	0
Accounts receivable, net			0	0
A4 Aerospace - Vayu | Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from operations			(3,336,279)	(4,875,829)
Depreciation and amortization			1,025,412	1,093,995
Interest Expenses			10,677	9
Net income (loss)			(3,346,956)	(4,852,182)
Total Assets			14,632,530	14,702,838
All Other
Segment Reporting Information [Line Items]
Revenues, net			3,538,526	1,702,641
Gross profit			1,188,257	132,744
Goodwill			1,913,310	1,913,310
Accounts receivable, net			811,776	565,874
All Other | All Other
Segment Reporting Information [Line Items]
Income (loss) from operations			(11,039,503)	(8,983,320)
Depreciation and amortization			1,113,005	658,181
Interest Expenses			1,660,406	1,973,078
Net income (loss)			(11,800,336)	(9,932,322)
Total Assets			$ 15,118,622	$ 17,831,504